CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 58,762	$ 302,077	$ 273,544	$ 578,602	$ 1,049,471
OPERATING EXPENSE:
Medical expense	66,877	285,570	265,821	592,465	1,057,224
Premium deficiency reserve	26,277	5,140	(1,325)	11,559	(11,461)
Corporate, general and administrative expense	16,983	37,643	38,599	100,243	157,284
Sales and marketing expense	364	1,001	865	1,818	5,096
Depreciation and amortization	7,149	21,540	21,752	1,575	87,289
TOTAL OPERATING EXPENSE	117,650	350,894	325,712	707,660	2,610,384
OPERATING LOSS	(58,888)	(48,817)	(52,168)	(129,058)	(1,560,913)
OTHER INCOME (EXPENSE):
Interest expense, net	(851)	(4,086)	(2,755)	(9,824)	(11,404)
Mark-to-market of stock warrants	2,272	649	(5,861)	(7,665)	9,865
Other	(471)	96	(6)	147	2,757
TOTAL OTHER EXPENSE	950	(3,341)	(8,622)	(17,342)	1,218
LOSS BEFORE INCOME TAXES	(57,938)	(52,158)	(60,790)	(146,400)	(1,559,695)
PROVISION FOR INCOME TAXES		(290)			(1,862)
NET LOSS	(57,938)	(52,448)	(60,790)	(146,400)	(1,561,557)
LESS: NET LOSS ATTRIBUTABLE TO REDEEMABLE NON-CONTROLLING INTERESTS	(47,857)	(43,249)	(50,213)		(1,291,430)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (10,081)	$ (9,199)	$ (10,577)	(146,400)	$ (270,127)
NET LOSS PER SHARE
Basic (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)		$ (6.50)
Diluted (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)		$ (6.50)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	41,579	41,579,000	41,579,000		41,579
Diluted (in shares)	41,579	41,579,000	41,579,000		41,579
Capitated revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 57,224	$ 298,704	$ 269,685	567,735	$ 1,034,800
Other patient service revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 1,538	$ 3,373	$ 3,859	$ 10,867	$ 14,671